UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone
number
, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included

herewith.
Independent Franchise Partners
US Equity Fund
Ticker
| IFPUX
Semi-
Annual
Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Independent Franchise Partners US Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
franchisepartners.com/us-resident-institutional-investors
. You can also request this information by contacting us at 855-233-0437 (toll free).
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Independent Franchise Partners US Equity Fund	$ 33	0.67%
KEY FUND STATISTICS
Fund net assets	$ 1,532,595,980
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	21.46%
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Communication Services	29.1%
Health Care	17.9%
Consumer Staples	15.6%
Financials	10.1%
Consumer Discretionary	6.3%
Information Technology	6.3%
Industrials	5.6%
Real Estate	3.3%
Materials	2.3%
Where can I find more information?
At
franchisepartners.com/us-resident-institutional-investors
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can
also request this information by
contacting
us at 855-233-0437 (toll free).
Independent Franchise Partners US Equity Fund

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

INDEPENDENT FRANCHISE PARTNERS
US EQUITY FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2026

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
TABLE OF CONTENTS
March 31, 2026

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.5%
Biotechnology	2.3%
Corteva Inc.		421,537	$35,286,862
Commercial Services	3.8%
TransUnion		838,269	57,999,832
Computers	3.0%
Gartner Inc.(a)		293,766	46,514,909
Cosmetics/Personal Care	7.4%
Estée Lauder Cos. Inc. - Class A		449,343	32,249,347
Kenvue Inc.		3,593,527	61,952,405
Unilever PLC		356,986	20,118,471
			114,320,223
Diversified Financials	3.4%
Intercontinental Exchange Inc.		333,010	52,375,813
Entertainment	18.5%
Live Nation Entertainment Inc.(a)		418,791	63,869,815
TKO Group Holdings Inc.		162,273	32,722,350
Universal Music Group NV		2,468,671	47,867,960
Warner Bros Discovery Inc.(a)		3,083,886	84,683,510
Warner Music Group Corp. - Class A		2,118,111	54,096,555
			283,240,190
Healthcare Products	4.2%
Solventum Corp.(a)		996,348	65,061,524
Household Products/Wares	1.7%
Reckitt Benckiser Group PLC		378,656	25,696,602
Insurance	6.7%
Aon PLC - Class A		213,696	68,976,795
Ryan Specialty Holdings Inc.		1,000,169	33,745,702
			102,722,497
Internet	2.7%
Airbnb Inc. - Class A(a)		328,406	41,471,110
Internet Software & Services	6.8%
eBay Inc.		601,376	54,737,244
Zillow Group Inc. - Class A(a)		174,072	7,204,840
Zillow Group Inc. - Class C(a)		1,018,038	42,126,412
			104,068,496
Machinery - Diversified	1.8%
Otis Worldwide Corp.		355,579	27,408,029
Media	8.4%
Fox Corp. - Class A		642,244	37,507,050
Fox Corp. - Class B		328,164	17,425,508
News Corp. - Class A		2,191,107	54,624,297
News Corp. - Class B		668,280	19,052,663
			128,609,518
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	13.6%
Bristol-Myers Squibb Co.		1,586,498	$96,221,104
Johnson & Johnson		246,223	60,186,750
Novartis AG - REG		342,161	51,950,148
			208,358,002
Software	3.3%
Salesforce Inc.		268,445	50,110,628
Tobacco	6.6%
British American Tobacco PLC		926,855	53,989,944
Philip Morris International Inc.		281,826	46,597,111
			100,587,055
Toys/Games/Hobbies	2.3%
Nintendo Co. Ltd.		608,470	34,719,822
TOTAL COMMON STOCKS (Cost $1,208,149,946)			1,478,551,112
TOTAL INVESTMENTS (Cost $1,208,149,946)	96.5%		1,478,551,112
NET OTHER ASSETS (LIABILITIES)	3.5%		54,044,868
NET ASSETS	100.0%		$1,532,595,980

(a)Non-income producing security.

Abbreviations:
REG – Registered
At March 31, 2026, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	76.7%
United Kingdom	6.5
Ireland(b)	4.5
Switzerland	3.4
Netherlands	3.1
Japan	2.3
Total	96.5%

(b)Aon PLC is incorporated in Ireland; however, its primary listing is on the New York Stock Exchange (NYSE) in the United States. Independent Franchise Partners,
LLC therefore defines Aon PLC as a United States equity, consistent with the terms set out in the prospectus.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2026 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $1,208,149,946)	$1,478,551,112
Cash	43,662,259
Foreign currencies (Cost: $69)	69
Receivable for dividends	2,083,963
Reclaims receivable	4,138,167
Receivables for capital shares sold	5,700,000
Prepaid expenses	41,563
Total Assets	1,534,177,133
Liabilities:
Capital shares redeemed payable	499,483
Investment advisory fees payable	762,729
Accounting and Administration fees payable	255,298
Regulatory and Compliance fees payable	26,543
Risk Officer fees payable	6,119
Trustee fees payable	894
Other accrued expenses and payables	30,087
Total Liabilities	1,581,153
Net Assets	$1,532,595,980
Net assets	$1,532,595,980
Shares of common stock outstanding	76,549,973
Net asset value per share	$20.02
Net Assets:
Paid-in capital	$1,164,121,629
Distributable earnings (loss)	368,474,351
Net Assets	$1,532,595,980
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2026 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $307,065)	$15,304,928
Interest income	733,551
Total investment income	16,038,479
Operating expenses:
Investment advisory	4,579,514
Accounting and Administration	429,379
Regulatory and Compliance	82,043
Trustees	44,020
Legal	42,187
Risk Officer	15,573
Other	63,698
Total expenses	5,256,414
Net investment income	10,782,065
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	144,670,605
Net realized losses from foreign currency transactions	(65,193)
Change in unrealized appreciation (depreciation) on investments	(228,448,777)
Change in unrealized appreciation (depreciation) on foreign currency	(49,755)
Net realized and unrealized losses from investment activities	(83,893,120)
Change in Net Assets Resulting from Operations	$(73,111,055)
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	Independent Franchise Partners US Equity Fund
	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$10,782,065	$15,250,033
Net realized gains (losses) from investment and foreign currency transactions	144,605,412	371,996,008
Change in unrealized appreciation (depreciation) on investments and foreign currency	(228,498,532)	(74,736,246)
Change in net assets resulting from operations	(73,111,055)	312,509,795
Dividends paid to shareholders:
From distributable earnings	(145,373,098)	(222,222,129)
Total dividends paid to shareholders	(145,373,098)	(222,222,129)
Capital Transactions:
Proceeds from sale of shares	121,083,049	480,529,497
Value of shares issued to shareholders in reinvestment of dividends	143,701,408	215,260,909
Value of shares redeemed	(141,221,276)	(1,154,403,260)
Change in net assets from capital transactions	123,563,181	(458,612,854)
Change in net assets	(94,920,972)	(368,325,188)
Net assets:
Beginning of period	1,627,516,952	1,995,842,140
End of period	$1,532,595,980	$1,627,516,952
Share Transactions:
Sold	5,636,585	23,269,575
Reinvested	6,613,042	11,136,105
Redeemed	(6,388,225)	(54,024,985)
Change	5,861,402	(19,619,305)
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Independent Franchise Partners US Equity Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$23.02	$22.10	$18.64	$17.47	$22.26	$19.72
Income (loss) from operations:
Net investment income	0.15	0.22 (a)	0.27	0.25	0.23	0.31
Net realized and unrealized gains (losses) from investments and foreign currency	(1.00)	4.61	4.70	3.69	(3.52)	4.70
Total from investment operations	(0.85)	4.83	4.97	3.94	(3.29)	5.01
Less distributions paid:
From net investment income	(0.27)	(0.43)	(0.27)	(0.20)	(0.26)	(0.30)
From net realized gains on investments	(1.88)	(3.48)	(1.24)	(2.57)	(1.24)	(2.17)
Total distributions paid	(2.15)	(3.91)	(1.51)	(2.77)	(1.50)	(2.47)
Increase from redemption fees	— (b)	— (b)	— (b)	— (b)	— (b)	— (b)
Change in net asset value	(3.00)	0.92	3.46	1.17	(4.79)	2.54
Net asset value, end of period	$20.02	$23.02	$22.10	$18.64	$17.47	$22.26
Total return(c), (d)	(4.46%)	25.23%	28.62%	23.97%	(15.93%)	27.34%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,532,596	$1,627,517	$1,995,842	$1,822,386	$1,490,219	$2,027,325
Ratio of expenses to average net assets	0.67%(e)	0.67%	0.67%	0.67%	0.68%	0.72%
Ratio of net investment income to average net assets	1.37%(e)	1.04%	1.39%	1.34%	1.06%	1.42%
Portfolio turnover rate(c), (f)	21.46%	62.41%(g)	28.77%	21.75%	25.80%	23.67%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Redemption fees were less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return excludes redemption fees.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate includes applicable corporate action activity and securities trading as a result of investor subscription and redemption activity.
(g)	The portfolio turnover rate increased during the year in connection with increased investor activity in the Fund.
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Sixth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 11, 2026. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the "IFP US Equity Fund" or the "Fund") is a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements and notes only relate to the Fund.
The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
A. Significant accounting policies are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
Level 1 —quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange.  If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

The Trustees have designated Independent Franchise Partners, LLP, as investment adviser to the Fund, as the Fund's Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an approved independent third party pricing service to fair value its international equity securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund's net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2026 in valuing the Fund's investments based upon the three fair value levels defined above:
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Independent Franchise Partners US Equity Fund
Common Stocks:
Tobacco	$46,597,111	$53,989,944	$—	$100,587,055
Toys/Games/Hobbies	—	34,719,822	—	34,719,822
Pharmaceuticals	156,407,854	51,950,148	—	208,358,002
Entertainment	235,372,230	47,867,960	—	283,240,190
Cosmetics/Personal Care	94,201,752	20,118,471	—	114,320,223
Household Products/Wares	—	25,696,602	—	25,696,602
Other(1)	711,629,218	—	—	711,629,218
Total Common Stocks	$1,244,208,165	$234,342,947	$ —	$1,478,551,112
Total Investments	$1,244,208,165	$234,342,947	$ —	$1,478,551,112

(1)	See investment industries in the Schedule of Investments.
As of March 31, 2026, there were no  Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2026.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Fund is the U.S. dollar. The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statement of Operations.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts.
EXPENSE ALLOCATIONS
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
REDEMPTION FEES
The Fund charges a redemption fee of up to 0.25% of the total redemption amount if your shares are redeemed, regardless of the length of time the shares were held and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2026 and year ended September 30, 2025 were $305,405 and $727,726, respectively, and are reflected within the value of shares redeemed on the Statements of Changes in Net Assets.
FEDERAL INCOME TAX INFORMATION
No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
As of March 31, 2026, the Fund did not have material uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2022, 2023, 2024 and 2025 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
OPERATING SEGMENTS
FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures, requires certain financial statement disclosures about an entity's operating segments. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Management of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with the financial information presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets & Liabilities as “total assets”, and significant segment expenses are listed on the accompanying Statement of Operations.
NEW ACCOUNTING STANDARDS ADOPTED
In this reporting period, the Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of related income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in a rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund's financial statements. Applicable disclosures will be included in Fund's annual financial statements for the year ending September 30, 2026.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the agreement, the Fund pays the Adviser a monthly fee based on the Fund's daily net assets at a rate of 0.58%.
Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $175,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.
Carne Global Financial Services (US) LLC (“Carne”) provides risk management and oversight services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund's risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.
The officers of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2026, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”)  compensation for their services based on an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2026, the aggregate Trustee compensation paid by the Trust was $217,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.
The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Fund's total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, fees and expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund until January 28, 2027. For the six months ended March 31, 2026, there were no expenses reduced by the  Adviser. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the  Adviser in subsequent fiscal years.
C. Investment Transactions
For the six months ended March 31, 2026, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:
Fund	Cost of Purchases	Proceeds from Sales
Independent Franchise Partners US Equity Fund	$332,115,172	$401,102,877
D. Federal Income Tax
As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Independent Franchise Partners US Equity Fund	$1,235,065,695	$343,827,601	$ (100,342,184)	$243,485,417

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2025 and September 30, 2024 for the Fund was as follows:
Independent Franchise Partners US Equity Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2025	$49,419,084	$172,803,045 **	$222,222,129	$ —	$222,222,129
2024	44,812,654	100,730,595	145,543,249	—	145,543,249

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

**	The amounts do not include tax equalization utilized of $119,535,296 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
As of the latest tax year ended September 30, 2025, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Independent Franchise Partners US Equity Fund	$40,692,400	$73,383,211	$114,075,611	$ —	$ —	$472,882,893	$586,958,504

At September 30, 2025, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.
E. Concentration of Ownership Risk and Affiliated Share Ownership
A significant portion of the Fund's shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy.
As of March 31, 2026, Adviser or Adviser affiliates held outstanding shares of the Fund as follows:
Fund	% Ownership
Independent Franchise Partners US Equity Fund	2.8
F. Other Risks
The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may be impacted by inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. These events can have a significant impact on the Fund’s operations and performance.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2026 (Unaudited)

Not Applicable.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
PROXY DISCLOSURES
March 31, 2026 (Unaudited)

Not Applicable.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2026 (Unaudited)

Included on page 11 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2026 (Unaudited)

Not Applicable.

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Investment Adviser
Independent Franchise Partners, LLP
Level 1, 10 Portman Square
London, W1H 6AZ
United Kingdom
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
855-233-0437 or 312-557-7902
IFP 03/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 2, 2026

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 2, 2026